Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Leases
Right-of-use assets	$ 378,639	$ 2,957,515	$ 1,730,717
Operating lease liabilities - current	178,318	1,392,826	1,624,066
Operating lease liabilities - non-current	$ 201,040	$ 1,570,307	$ 138,289
Weighted average remaining lease term	2 years 29 days	2 years 29 days	1 year 29 days
Weighted average discount rate	4.84%	4.84%	4.00%